BASIS FOR PRO FORMA PRESENTATION	9 Months Ended
Sep. 30, 2015
Notes to Financial Statements
BASIS FOR PRO FORMA PRESENTATION

NOTE 1 - Basis for Pro Forma Presentation

The unaudited pro forma combined financial information as of September 30, 2015 has been derived from Shanghai Muliang Industrial Corp. unaudited financial statements as of September 30, 2015, and the unaudited financial statements of M & A Holding Corp. as of September 30, 2015. This unaudited pro forma combined financial information should be read in conjunction with these unaudited financial statements and notes related to those financial statements.

The pro forma adjustments are based on the best information available and assumptions that management believes are reasonable given the information available; however, such adjustments are subject to change based upon the costs incurred in connections with the Share Exchange and related transactions and any other material information. The unaudited pro forma financial information is for illustrative and informational purposes only and is not intended to represent or be indicative of what the Company’s financial position would have been had the transactions contemplated by the serious contractual arrangements occurred on September 30, 2015.

On January 11, 2016, the Company issued 129,475,000 shares of its common stock to Lirong Wang for an aggregate consideration of $64,737.5. On the same date, Chenxi Shi, the sole officer and director of the Company on that date, transferred 120,000,000 shares of the common stock of the Company held by him to Lirong Wang for $800 pursuant to a transfer agreement. On February 10, 2016,, Consulting Corp. entered into a series contractual arrangement, including (1) Exclusive Technical Consulting and Service Agreement, (2) Equity Pledge Agreement, and (3) Call Option Cooperation Agreement, with Industrial Corp. and its Principal Shareholders. As a result of the Stock Purchase Agreement and a series contractual arrangement, Shanghai Muliang Industrial Corp., along with its consolidated subsidiaries, became a VIE and controlled entity of M & A Holding Corp. The controlling shareholders of Shanghai Muliang Industrial Corp. are the same as those of M & A Holding Corp.